Income Taxes - Schedule of Deferred Tax Assets and Liabilities - Current Non Current Classification (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2013	Dec. 26, 2012
Income Tax Disclosure [Abstract]
Current Liabilities	$ (322)	$ (334)
Noncurrent Liabilities	(31,623)	(30,240)
Net deferred tax liabilities	$ (31,945)	$ (30,574)